UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2007

USAA
EAGLE
LOGO (R)


                        USAA CALIFORNIA MONEY MARKET Fund


                      1ST QUARTER Portfolio of Investments


                                 June 30, 2007

                                                                      (Form N-Q)

48501-0807                                    (C)2007, USAA. All rights reserved
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USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)



CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)     Principal and interest  payments are insured by one of the  following:
          AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance.
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USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank, N.V., Bank of America, N.A., Bear Stearns & Co. Inc., Citibank, N.A., Citigroup, Inc., DEPFA Bank plc, Deutsche Bank, A.G., Deutsche Postbank, Dexia Credit Local, Goldman Sachs Group, Inc., JP Morgan Chase Bank, Lehman Brothers Holdings, Inc., Merrill Lynch & Co., Inc., Morgan Stanley, U.S. Bank, N.A., Wachovia Bank, N.A., or Wells Fargo & Co.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Bear Stearns & Co. Inc., California State Teachers' Retirement System, Goldman Sachs Group, Inc., Lehman Brothers Holdings, Inc., or Merrill Lynch & Co.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
BAN        Bond Anticipation Note
CCD        Community College District
COP        Certificate of Participation
CP         Commercial Paper
ETM        Escrowed to final maturity
GO         General Obligation
MERLOT     Municipal Exempt Receipts-Liquidity Optional Tender
MFH        Multifamily Housing
P-FLOAT    Puttable Floating Option Tax-Exempt Receipts
PUTTER     Puttable Tax-Exempt Receipts
RB         Revenue Bond
ROC        Reset Option Certificates
SPEAR      Short Puttable Exempt Adjustable Receipts
TOC        Tender Option Certificates
TRAN       Tax Revenue Anticipation Note
USD        Unified School District

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                        of INVESTMENTS (in thousands)


USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL
   AMOUNT   SECURITY                                                        RATE          MATURITY          VALUE


            VARIABLE-RATE DEMAND NOTES (88.1%)

            CALIFORNIA (76.3%)

$   2,430   Apple Valley COP, Series 2001 (LOC - Allied
                   Irish Banks plc)                                         3.74%        9/01/2015        $ 2,430
    2,505   Chabot-Las Positas CCD GO, Series 2006C, Floater
                   Certificates, Series 2006-87Z (INS)(LIQ) (a)             3.78         8/01/2035          2,505
    5,200   Educational Facilities Auth. RB, Series 2007A, Floater
                   Certificates, Series 1815 (LIQ) (a)                      3.75        10/01/2037          5,200
            Golden State Tobacco Securitization Corp. RB,
    7,000          Series 2005A, EAGLE Tax-Exempt Trust, Series
                        20060117 (LIQ)(INS) (a)                             3.75         6/01/2035          7,000
    2,500          Series 2005A, Municipal Securities Trust
                        Certificates, Series 7021 (LIQ)(INS) (a)            3.78         6/01/2038          2,500
    1,129          Series 2005A, TOC Trust, Series Z-4 (INS)(LIQ)
                        (a)                                                 3.79        12/13/2023          1,129
    2,654          Series 2005A, TOC Trust, Series Z-5 (INS)(LIQ)
                        (a)                                                 3.79         5/06/2022          2,654
   22,755          Series 2007A-1, Municipal Securities Trust
                        Certificates, Series 7045 (LIQ)(NBGA) (a)           3.79         6/01/2047         22,755
   13,250          Series 2007A-1, Trust Certificates, Series 7044
                        (LIQ)(NBGA) (a)                                     3.79         6/01/2047         13,250
    7,655          Series 2007B, Municipal Securities Trust
                        Certificates, Series 3060 (LIQ)(NBGA) (a)           3.79         8/11/2026          7,655
    2,680   Hacienda La Puente USD COP (LOC - Union Bank of
                        California, N.A.)                                   3.92        10/01/2009          2,680
      155   Hanford 1997 COP (LOC - Union Bank of California, N.A.)         3.81         3/01/2008            155
    4,960   Hanford Sewer System RB, Series 1996A (LOC - Union Bank
                        of California, N.A.)                                3.81         4/01/2023          4,960
            Health Facilities Financing Auth. RB,
   10,280          Series 2007A, Floater Certificates, Series 1758
                        (LIQ) (a)                                           3.75        11/15/2042         10,280
    8,000          Series 2007A, Floater Certificates, Series 1802
                        (LIQ) (a)                                           3.75        11/15/2046          8,000
    4,000          Series 2007A, Municipal Securities Trust
                        Certificates, Series 325 (LIQ) (a)                  3.76        11/15/2046          4,000
    2,850   Lemoore COP, Series 1995 (LOC - Union Bank of
                   California, N.A.)                                        3.83        11/01/2020          2,850
    8,075   Loma Linda Water RB, Series 1995 (LOC - Union Bank of
                   California, N.A.)                                        3.79         6/01/2025          8,075
   21,190   Long Beach USD GO, 1999 Series F, ABN AMRO MuniTOPS
                   Certificates Trust, Series 2004-34 (LIQ)(INS) (a)        3.74         2/01/2011         21,190
    7,900   Los Angeles Community Redevelopment Agency MFH RB,
                   Series 1985 (LOC - Wells Fargo Bank, N.A.)               3.74        12/01/2008          7,900
            Los Angeles Department Water and Power RB,
    5,550          Series 2005A, EAGLE Tax-Exempt Trust, Series
                        20060010 (LIQ)(INS) (a)                             3.75         7/01/2035          5,550
    5,000          Series 2005A-1, PUTTER, Series 1262
                        (LIQ)(INS) (a)                                      3.75         7/01/2013          5,000

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                        of INVESTMENTS (in thousands)
                        (continued)

USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL
   AMOUNT   SECURITY                                                        RATE          MATURITY          VALUE
 ----------------------------------------------------------------------------------------------------------------
$  20,390   Los Angeles Senior COP, Series 2000, MERLOT, Series
                  2000 NN (INS)(LIQ) (a)                                    3.77%       11/01/2031       $ 20,390
            Los Angeles USD GO,
   32,080          PUTTER, Series 1711P (INS)(LIQ) (a)                      3.87         1/01/2015         32,080
   10,425          Series 2006F, ROC Trust II-R, Series 808PB
                         (LIQ)(INS) (a)                                     3.76         7/01/2027         10,425
    5,245          Series 2006F, Solar Eclipse Certificates, Series
                         2006-0018 (INS)(LIQ) (a)                           3.75         7/01/2030          5,245
    2,300          Series 2007B, Floater Certificates, Series 9TP
                         (INS)(LIQ) (a)                                     3.75         7/01/2031          2,300
    3,250   Merced Irrigation District RB, Series 2005, ROC Trust
                   II-R, Series 512 (LIQ)(INS) (a)                          3.74         9/01/2036          3,250
    7,700   Monrovia Redevelopment Agency COP, Series 1984 (NBGA)           3.70        12/01/2014          7,700
    6,855   Montebello Public Financing Auth. Lease RB, Series
                   2004A (LOC - Union Bank of California, N.A.)             3.79        12/01/2034          6,855
    3,000   Norwalk-La Miranda USD GO, Series 2005B,  Municipal
                   Securities Trust Certificates, Series 3053
                  (LIQ)(INS) (a)                                            3.79         9/20/2018          3,000
    9,240   P-FLOAT, Series PZP-019 (INS)(LIQ) (a)                          3.80         2/01/2038          9,240
    4,348   Sacramento City Financing Auth. Tax Allocation RB,
                   Series 2005A, TOC Trust, Series 2006-Z-3
                   (INS)(LIQ) (a)                                           3.79        12/12/2025          4,348
    4,000   Sacramento County Sanitation District Financing Auth.
                   RB, Series 2004A, EAGLE Tax-Exempt Trust, Series
                   20060023 (INS)(LIQ) (a)                                  3.75        12/01/2035          4,000
    1,230   San Diego County COP (LOC - Comerica Bank, N.A.)                3.72         1/01/2023          1,230
   25,000   San Diego Public Facilities Financing Auth. RB, Series
                   2007, ROC Trust II-R, Series 10004CE (LIQ)(LOC -
                   Citigroup, Inc.) (a)                                     3.74         5/15/2009         25,000
    9,000   San Francisco City and County GO, Series 2005A, ROC
                   Trust II-R, Series 4078 (INS)(LIQ) (a)                   3.74         6/15/2012          9,000
    1,000   San Joaquin Hills Transportation Corridor Agency RB,
                   Series 1993, Floater Certificates, Series 44Z
                   (LIQ)(ETM) (a)                                           3.78         1/01/2026          1,000
    1,410   San Jose USD GO, Series 2006, P-FLOAT, Series PZ-115
                   (INS)(LIQ) (a)                                           3.77         8/01/2026          1,410
   15,229   San Mateo County CCD GO, Series 2006B, Floater
                   Certificates, Series 1595 (LIQ) (a)                      3.75         9/01/2038         15,229
    4,545   Santa Fe Springs Tax Allocation Bonds, Series 2006A,
                   P-FLOAT, Series PZ-147 (INS)(LIQ) (a)                    3.77         9/01/2024          4,545
    8,840   Santa Monica CCD GO, Series 2005C, ABN AMRO MuniTOPS
                   Certificate Trust, Series 2005-55 (LIQ)(INS) (a)         3.74         8/01/2013          8,840
    6,300   Selma Public Financing Auth. RB, Series 2001A (LOC -
                   Allied Irish Banks plc)                                  3.74         9/15/2022          6,300
    4,000   State Educational Facilities Auth. RB, Series 1998A
                   (LOC - Allied Irish Banks plc)                           3.82        12/01/2028          4,000
            State GO,
    2,210          P-FLOAT, Series PZ-148 (INS)(LIQ) (a)                    3.77        10/01/2027          2,210

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                        of INVESTMENTS (in thousands)
                        (continued)

USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL
   AMOUNT   SECURITY                                                        RATE          MATURITY          VALUE
 ----------------------------------------------------------------------------------------------------------------
$   2,695          P-FLOAT, Series PZ-149 (INS)(LIQ) (a)                    3.77%       10/01/2027        $ 2,695
    2,695          ROC Trust II-R, Series R-681 (LIQ)(INS) (a)              3.74         6/01/2033          2,695
   26,665          Series 2003, PUTTER, Series 1695 (LIQ) (a)               3.83         2/01/2012         26,665
   10,600          Series 2006, Floater Certificates, Series 06-F13
                         (LIQ)(NBGA) (a)                                    3.76        10/01/2015         10,600
    7,510          Series 2006, P-FLOAT, Series PT-3850
                        (LIQ)(NBGA)  (a)                                    3.79         9/01/2027          7,510
    4,000          Series 2007, SPEAR, Series DBE-117 (LIQ)(LOC -
                         Deutsche Bank AG) (a)                              3.78         8/01/2027          4,000
    5,875   State Infrastructure and Economic Development Bank RB,
                   Series 2001 (LOC - Allied Irish Banks plc)               3.74        10/01/2027          5,875
    3,200   Statewide Communities Development Auth. COP, Series
                   1998 (LOC - SunTrust Bank)                               3.78         6/01/2013          3,200
            Statewide Communities Development Auth. RB,
    5,675          Series 2002 (LOC - SunTrust Bank)                        3.73         4/01/2027          5,675
    4,210          Series 2005A, ROC Trust II-R, Series 710CE
                         (LIQ)(LOC - Citigroup, Inc.) (a)                   3.79         2/01/2015          4,210
    7,605          Series 2006A (LOC - Allied Irish Banks plc)              3.72         5/01/2026          7,605
    5,000          Series 2007, Floater Certificates, GS Trust,
                   Series 2007-31G (LIQ)(NBGA) (a)                          3.75         8/15/2047          5,000
    6,700   Upland Community Redevelopment Agency MFH RB, Series
                   1999 (LOC - Federal Home Loan Bank)                      3.74        12/01/2029          6,700
    2,385   West Contra Costa USD GO, Series D, Municipal
                   Securities Trust Certificates, Series 3072
                   (LIQ)(INS) (a)                                           3.79        10/03/2022          2,385
            West Covina Public Financing Auth. Lease RB,
    7,020          Series 2004A (LOC - Union Bank of California,
                                 N.A.) (b)                                  3.79         5/01/2034          7,020
    5,335          Series 2004B (LOC - Union Bank of California,
                                 N.A.) (b)                                  3.79         5/01/2034          5,335
    3,095   William S. Hart Union High School District GO, Series
                   B, ROC Trust II-R, Series 648WFZ (INS)(LIQ) (a)          3.74         9/01/2025          3,095
                                                                                                  ---------------
                                                                                                          445,580
                                                                                                  ---------------
            PUERTO RICO (11.8%)

    8,400   Aqueduct and Sewer Auth. BAN, Series 2007B, ROC Trust
                   II-R, Series 10001CE (LIQ)(LOC -
                   Citigroup, Inc.) (a)                                     3.79        12/27/2008          8,400
    2,220   Commonwealth Public Improvement Bonds of 2000 GO,
                   MERLOT, Series 2000EE (INS)(LIQ) (a)                     3.77         7/01/2029          2,220
            Highways and Transportation Auth. RB,
    4,960          Series CC, P-FLOAT, Series PT-3931 (LIQ)(LOC -
                         Dexia Credit Local) (a)                            3.76         7/01/2030          4,960
    2,455          Series L, MACON Trust Variable Certificates,
                         Series 2006M (LIQ)(INS) (a)                        3.74         7/01/2030          2,455

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                        of INVESTMENTS (in thousands)


USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL
   AMOUNT   SECURITY                                                        RATE          MATURITY          VALUE
 ----------------------------------------------------------------------------------------------------------------
$  15,000          Series N, MACON Trust, Series 2007-325
                         (INS)(LIQ) (a)                                     3.75%        7/01/2036       $ 15,000
   19,755          Series N, P-FLOAT, Series EC-1004 (INS)(LIQ) (a)         3.78         7/01/2039         19,755
   16,450   Industrial, Tourist, Educational, Medical and
                   Environmental Control RB, Series 1998 (LOC -
                   Banco Santander Puerto Rico)                             3.76        10/01/2021         16,450
                                                                                                  ---------------
                                                                                                           69,240
                                                                                                  ---------------
            Total Variable-Rate Demand Notes (cost: $514,820)                                             514,820
                                                                                                  ---------------


            PUT BONDS (5.1%)

            CALIFORNIA (4.2%)

   16,840   Sonoma County Junior College District GO, Series 2002B,
                   ABN AMRO MuniTOPS, Series 2005-63 (LIQ)(INS) (a)         3.60         8/01/2013         16,840
    7,412   State Infrastructure and Economic Development Bank RB,
                   Series 2003A, Floater Certificates, Series
                   2006-1504 (LIQ) (a)                                      3.80         7/01/2029          7,412
                                                                                                  ---------------
                                                                                                           24,252
                                                                                                  ---------------
            PUERTO RICO (0.9%)

    5,500   Industrial, Medical and Environmental Pollution Control
                   Facilities Financing Auth. RB, Series 1983A              3.95         3/01/2023          5,500
                                                                                                  ---------------
            Total Put Bonds (cost: $29,752)                                                                29,752
                                                                                                  ---------------

            FIXED-RATE INSTRUMENTS (5.6%)

            CALIFORNIA (3.5%)

    7,700   Chino Basin Regional Financing Auth. Inland Empire
                   Utilities Agency CP (LOC - State Street Bank and
                   Trust Co.)                                               3.67         9/13/2007          7,700
   10,000   Los Angeles 2007 TRAN  (c)                                      4.50         6/30/2008         10,078
    2,750   Ventura County 2006-07 TRAN                                     4.50         7/02/2007          2,750
                                                                                                  ---------------
                                                                                                           20,528
                                                                                                  ---------------
            PUERTO RICO (2.1%)

   12,000   Electric Power Auth. RB, Series W (INS)                         7.00         7/01/2007         12,000
                                                                                                  ---------------
            Total Fixed-Rate Instruments (cost: $32,528)                                                   32,528
                                                                                                  ---------------


            TOTAL INVESTMENTS (COST: $577,100)                                                      $     577,100
                                                                                                   ==============

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USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. As of June 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $584,036,000 at June 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
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                     to Portfolio of INVESTMENTS
                     (continued)

USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

(b) At June 30, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(c) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At June 30, 2007, the aggregate market value of securities purchased on a when-issued basis was $10,078,000.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended JUNE 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.